Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Income
Net revenue	$ 3,612,515	$ 3,427,973	$ 7,076,436	$ 6,676,728
Cost of revenues	2,454,142	2,301,099	4,808,545	4,480,345
Gross profit	1,158,373	1,126,874	2,267,891	2,196,383
Selling, general and administrative			1,169,046	1,049,132
Research and development	30,921	26,938	61,293	55,460
Operating income	544,239	588,825	1,037,552	1,091,791
Other (income) expense:
Interest, net			207,280	203,075
Gain on the sale of dialysis clinics	(7,727)	(24,647)	(8,800)
Income before income taxes	441,188	497,545	830,272	1,028,316
Income tax expense	143,613	172,241	272,614	309,318
Net Income	297,575	325,304	557,658	718,998
Other comprehensive income loss derivatives qualifying as hedges before tax	3,993	12,525	19,890	8,242
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(59,174)	(168,412)	(127,362)	(47,616)
Other comprehensive income loss tax	(3,232)	(4,977)	(9,914)	(23,958)
Less: Net income attributable to noncontrolling interests	35,051	35,967	69,635	59,163
Income attributable to the Company	262,524	289,337	488,023	659,835
Current assets:
Cash and cash equivalents	585,857	677,378	585,857	677,378	688,040	457,292
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,031,167		3,031,167		3,019,424
Accounts receivable from related parties	190,868		190,868		137,809
Inventories	1,055,099		1,055,099		1,036,809
Prepaid expenses and other current assets	994,777		994,777		937,761
Deferred tax asset, current	292,033		292,033		307,613
Total current assets	6,149,801		6,149,801		6,127,456
Property, plant and equipment, net	2,935,140		2,935,140		2,940,603
Intangible assets	681,264		681,264		710,116
Goodwill	11,468,599		11,468,599		11,421,889
Deferred tax asset, non-current	135,631		135,631		133,753
Total assets	22,328,347		22,328,347		22,325,998
Current liabilities:
Accounts payable	493,947		493,947		622,294
Accounts payable to related parties	199,285		199,285		123,350
Accrued expenses and other current liabilities	1,831,164		1,831,164		1,787,471
Short-term borrowings and other financial liabilities	115,322		115,322		117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	59,364		59,364		3,973
Current portion of long-term debt and capital lease obligations	514,118		514,118		334,747
Income tax payable, current	154,938		154,938		150,003
Deferred tax liability, current	37,409		37,409		30,303
Total current liabilities	3,405,547		3,405,547		3,169,991
Total long-term debt less current maturities	7,657,012		7,657,012		7,785,740
Other liabilities	324,338		324,338		294,569
Pension liabilities	432,060		432,060		423,361
Income tax payable, non-current	205,438		205,438		201,642
Deferred tax liability, non-current	652,612		652,612		664,001
Total liabilities	12,677,007		12,677,007		12,595,478
Noncontrolling interests subject to put provisions	541,347		541,347		523,260
Company shareholders' equity	8,841,740		8,841,740		8,942,506
Minority interest	268,253		268,253		264,754
Total equity	9,109,993		9,109,993		9,207,260	8,061,017
Total liabilities and equity	22,328,347		22,328,347		22,325,998
Consolidated Statements of Comprehensive Income
Net Income	297,575	325,304	557,658	718,998
Other comprehensive income loss derivatives qualifying as hedges before tax	3,993	12,525	19,890	8,242
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(59,174)	(168,412)	(127,362)	(47,616)
Other comprehensive income loss tax	(3,232)	(4,977)	(9,914)	(23,958)
Other comprehensive income (loss), net of tax	(52,028)	(156,494)	(104,609)	(54,589)
Total comprehensive income	245,547	168,810	453,049	664,409
Comprehensive income attributable to noncontrolling interests	(34,715)	(35,212)	(67,317)	(59,249)
Comprehensive income attributable to the Company	210,832	133,598	385,732	605,160
FMCH [Member]
Other (income) expense:
Income attributable to the Company			364,149
Issuers [Member] | FMCH [Member]
Other (income) expense:
Interest, net				72,356
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative				0
Operating income				0
Other (income) expense:
Interest, net			(3,417)	(3,412)
Income before income taxes			3,417	3,412
Income tax expense			1,240	1,250
Net Income			2,177	2,162
Income attributable to the Company			2,177	2,162
Current assets:
Cash and cash equivalents	1	1	1	1	1
Accounts receivable from related parties	1,269,703		1,269,703		1,269,471
Total current assets	1,269,704		1,269,704		1,269,472
Total assets	1,269,704		1,269,704		1,269,472
Current liabilities:
Accounts payable to related parties					0
Accrued expenses and other current liabilities	29,771		29,771		29,771
Income tax payable, current					0
Total current liabilities	29,771		29,771		29,771
Total long-term debt less current maturities	1,169,932		1,169,932		1,172,397
Income tax payable, non-current	2,633		2,633
Total liabilities	1,202,336		1,202,336		1,204,281
Company shareholders' equity	67,368		67,368		65,191
Total equity	67,368		67,368		65,191
Total liabilities and equity	1,269,704		1,269,704		1,269,472
Consolidated Statements of Comprehensive Income
Net Income			2,177	2,162
Total comprehensive income			2,177
Comprehensive income attributable to the Company			2,177
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			40,547	5,066
Operating income			(40,547)	(5,066)
Other (income) expense:
Interest, net			95,049	103,541
Other, net			(615,001)	(817,512)
Income before income taxes			479,405	708,905
Income tax expense			(8,618)	49,070
Net Income			488,023	659,835
Other comprehensive income loss derivatives qualifying as hedges before tax			14,431	(5,916)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			65	15
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			27,707	26,112
Other comprehensive income loss tax			(4,162)	3,427
Income attributable to the Company			488,023	659,835
Current assets:
Cash and cash equivalents	4,932	88,425	4,932	88,425	78	2
Accounts receivable from related parties	1,816,703		1,816,703		2,257,445
Prepaid expenses and other current assets	104,662		104,662		72,022
Deferred tax asset, current					0
Total current assets	1,926,297		1,926,297		2,329,545
Property, plant and equipment, net	540		540		611
Intangible assets	690		690		584
Deferred tax asset, non-current	69,036		69,036		51,111
Other assets	12,780,039		12,780,039		12,675,998
Total assets	14,776,602		14,776,602		15,057,849
Current liabilities:
Accounts payable	659		659		1,935
Accounts payable to related parties	2,064,018		2,064,018		2,234,205
Accrued expenses and other current liabilities	45,648		45,648		27,530
Short-term borrowings and other financial liabilities	42		42		38
Current portion of long-term debt and capital lease obligations	280,629		280,629		207,160
Income tax payable, current	103,521		103,521		130,636
Total current liabilities	2,499,337		2,499,337		2,603,126
Total long-term debt less current maturities	207,763		207,763		285,049
Long term borrowings from related parties	3,185,549		3,185,549		3,212,455
Other liabilities	5,775		5,775		6,696
Pension liabilities	9,464		9,464		7,753
Income tax payable, non-current	26,974		26,974		264
Total liabilities	5,934,862		5,934,862		6,115,343
Company shareholders' equity	8,841,740		8,841,740		8,942,506
Total equity	8,841,740		8,841,740		8,942,506
Total liabilities and equity	14,776,602		14,776,602		15,057,849
Consolidated Statements of Comprehensive Income
Net Income			488,023	659,835
Other comprehensive income loss derivatives qualifying as hedges before tax			14,431	(5,916)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			65	15
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			27,707	26,112
Other comprehensive income loss tax			(4,162)	3,427
Other comprehensive income (loss), net of tax			38,041	23,638
Total comprehensive income			526,064	683,473
Comprehensive income attributable to the Company			526,064	683,473
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,006,662	928,262
Cost of revenues			663,055	587,675
Gross profit			343,607	340,587
Selling, general and administrative			106,983	104,788
Research and development			36,549	34,134
Operating income			200,075	201,665
Other (income) expense:
Interest, net			3,804	1,741
Other, net			164,333	130,561
Income before income taxes			31,938	69,363
Income tax expense			37,248	58,233
Net Income			(5,310)	11,130
Other comprehensive income loss derivatives qualifying as hedges before tax				(9)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,267	186
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(6,535)	18,886
Other comprehensive income loss tax			(369)	(51)
Income attributable to the Company			(5,310)	11,130
Current assets:
Cash and cash equivalents	595	427	595	427	501	144
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	178,405		178,405		170,627
Accounts receivable from related parties	1,647,943		1,647,943		1,449,317
Inventories	293,332		293,332		271,039
Prepaid expenses and other current assets	46,298		46,298		27,693
Total current assets	2,166,573		2,166,573		1,919,177
Property, plant and equipment, net	215,429		215,429		206,873
Intangible assets	72,003		72,003		67,874
Goodwill	54,374		54,374		54,848
Deferred tax asset, non-current	7,645		7,645		10,123
Other assets	28,056		28,056		650,255
Total assets	2,544,080		2,544,080		2,909,150
Current liabilities:
Accounts payable	36,248		36,248		41,114
Accounts payable to related parties	730,076		730,076		491,525
Accrued expenses and other current liabilities	133,908		133,908		102,728
Deferred tax liability, current	9,638		9,638		8,126
Total current liabilities	909,870		909,870		643,493
Long term borrowings from related parties	651,161		651,161		657,284
Other liabilities	13,340		13,340		12,679
Pension liabilities	208,554		208,554		202,219
Total liabilities	1,782,925		1,782,925		1,515,675
Company shareholders' equity	761,155		761,155		1,393,475
Total equity	761,155		761,155		1,393,475
Total liabilities and equity	2,544,080		2,544,080		2,909,150
Consolidated Statements of Comprehensive Income
Net Income			(5,310)	11,130
Other comprehensive income loss derivatives qualifying as hedges before tax				(9)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,267	186
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(6,535)	18,886
Other comprehensive income loss tax			(369)	(51)
Other comprehensive income (loss), net of tax			(5,637)	19,012
Total comprehensive income			(10,947)	30,142
Comprehensive income attributable to the Company			(10,947)	30,142
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			(55,685)	68,031
Operating income			55,685	(68,031)
Other (income) expense:
Interest, net			87,078
Other, net			(383,157)	(505,714)
Income before income taxes			351,764	365,327
Income tax expense			(12,385)	(55,383)
Net Income			364,149	420,710
Other comprehensive income loss derivatives qualifying as hedges before tax				11,725
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			11,335	8,536
Other comprehensive income loss tax			(4,472)	(7,993)
Income attributable to the Company				420,710
Current assets:
Accounts receivable from related parties	1,665,304		1,665,304		3,562,953
Prepaid expenses and other current assets	67		67		167
Total current assets	1,665,371		1,665,371		3,563,120
Other assets	12,140,029		12,140,029		11,766,104
Total assets	13,805,400		13,805,400		15,329,224
Current liabilities:
Accounts payable to related parties	1,597,911		1,597,911		1,598,852
Accrued expenses and other current liabilities	3,262		3,262		3,157
Current portion of long-term debt and capital lease obligations	200,000		200,000		100,000
Total current liabilities	1,801,173		1,801,173		1,702,009
Total long-term debt less current maturities					2,559,340
Long term borrowings from related parties	2,006,006		2,006,006		2,019,925
Other liabilities					110,637
Total liabilities	6,320,521		6,320,521		6,391,911
Company shareholders' equity	7,484,879		7,484,879		8,937,313
Total equity	7,484,879		7,484,879		8,937,313
Total liabilities and equity	13,805,400		13,805,400		15,329,224
Consolidated Statements of Comprehensive Income
Net Income			364,149	420,710
Other comprehensive income loss derivatives qualifying as hedges before tax				11,725
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			11,335	8,536
Other comprehensive income loss tax			(4,472)	(7,993)
Other comprehensive income (loss), net of tax			6,863	12,268
Total comprehensive income			371,012	432,978
Comprehensive income attributable to the Company			371,012	432,978
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			7,664,410	7,183,245
Cost of revenues			5,719,837	5,317,223
Gross profit			1,944,573	1,866,022
Selling, general and administrative			1,057,633	836,598
Research and development			24,912	21,326
Operating income			862,028	1,008,098
Other (income) expense:
Interest, net			24,349	28,849
Gain on the sale of dialysis clinics			0
Income before income taxes			837,679	1,118,849
Income tax expense			285,430	394,507
Net Income			552,249	724,342
Other comprehensive income loss derivatives qualifying as hedges before tax			5,459	2,442
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			110	6
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(154,567)	(94,106)
Other comprehensive income loss tax			(911)	(19,341)
Income attributable to the Company			552,249	724,342
Current assets:
Cash and cash equivalents	550,768	590,150	550,768	590,150	686,457	457,145
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	2,852,762		2,852,762		2,848,797
Accounts receivable from related parties	4,471,651		4,471,651		4,398,630
Inventories	898,209		898,209		885,613
Prepaid expenses and other current assets	842,973		842,973		837,152
Deferred tax asset, current	291,134		291,134		311,280
Total current assets	9,907,497		9,907,497		9,967,929
Property, plant and equipment, net	2,839,566		2,839,566		2,856,000
Intangible assets	608,636		608,636		641,714
Goodwill	11,414,225		11,414,225		11,367,041
Deferred tax asset, non-current	123,080		123,080		131,452
Other assets	5,998,848		5,998,848		(4,751,531)
Total assets	30,891,852		30,891,852		20,212,605
Current liabilities:
Accounts payable	457,040		457,040		579,245
Accounts payable to related parties	6,525,218		6,525,218		8,663,240
Accrued expenses and other current liabilities	1,618,116		1,618,116		1,611,997
Short-term borrowings and other financial liabilities	115,280		115,280		117,812
Short Term Borrowings Due To Related Parties Current Acquisitions	59,364		59,364		3,973
Current portion of long-term debt and capital lease obligations	33,489		33,489		27,587
Income tax payable, current	41,548		41,548		19,367
Deferred tax liability, current	63,487		63,487		61,774
Total current liabilities	8,913,542		8,913,542		11,084,995
Total long-term debt less current maturities	6,993,976		6,993,976		7,020,190
Long term borrowings from related parties	7,433		7,433		64,530
Other liabilities	261,047		261,047		130,634
Pension liabilities	214,042		214,042		213,389
Income tax payable, non-current	42,109		42,109		52,684
Deferred tax liability, non-current	680,438		680,438		685,158
Total liabilities	17,112,587		17,112,587		19,251,580
Noncontrolling interests subject to put provisions	541,347		541,347		523,260
Company shareholders' equity	12,969,665		12,969,665		173,011
Minority interest	268,253		268,253		264,754
Total equity	13,237,918		13,237,918		437,765
Total liabilities and equity	30,891,852		30,891,852		20,212,605
Consolidated Statements of Comprehensive Income
Net Income			552,249	724,342
Other comprehensive income loss derivatives qualifying as hedges before tax			5,459	2,442
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			110	6
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(154,567)	(94,106)
Other comprehensive income loss tax			(911)	(19,341)
Other comprehensive income (loss), net of tax			(149,909)	(110,999)
Total comprehensive income			402,340	613,343
Comprehensive income attributable to the Company			402,340	613,343
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,594,636)	(1,434,779)
Cost of revenues			(1,574,347)	(1,424,553)
Gross profit			(20,289)	(10,226)
Selling, general and administrative			19,568	34,649
Operating income			(39,689)	(44,875)
Other (income) expense:
Interest, net			417	0
Other, net			833,825	1,192,665
Income before income taxes			(873,931)	(1,237,540)
Income tax expense			(30,301)	(138,359)
Net Income			(843,630)	(1,099,181)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			6,033	1,492
Less: Net income attributable to noncontrolling interests			69,635	59,163
Income attributable to the Company			(913,265)	(1,158,344)
Current assets:
Cash and cash equivalents	29,561		29,561			0
Accounts receivable from related parties	(10,680,436)		(10,680,436)		(12,800,007)
Inventories	(136,442)		(136,442)		(119,843)
Prepaid expenses and other current assets	777		777		727
Deferred tax asset, current	899		899		(3,667)
Total current assets	(10,785,641)		(10,785,641)		(12,921,787)
Property, plant and equipment, net	(120,395)		(120,395)		(122,881)
Deferred tax asset, non-current	(64,130)		(64,130)		(58,933)
Other assets	(29,989,060)		(29,989,060)		(19,348,645)
Total assets	(40,959,291)		(40,959,291)		(32,452,302)
Current liabilities:
Accounts payable to related parties	(10,717,938)		(10,717,938)		(12,864,472)
Accrued expenses and other current liabilities	459		459		12,288
Short Term Borrowings Due To Related Parties Current Acquisitions	0		0		0
Income tax payable, current	9,869		9,869
Deferred tax liability, current	(40,536)		(40,536)		(41,219)
Total current liabilities	(10,748,146)		(10,748,146)		(12,893,403)
Total long-term debt less current maturities	(3,216,171)		(3,216,171)		(3,251,236)
Long term borrowings from related parties	(5,850,149)		(5,850,149)		(5,898,020)
Other liabilities	32,346		32,346		33,923
Income tax payable, non-current	133,722		133,722		146,581
Deferred tax liability, non-current	(27,826)		(27,826)		(21,157)
Total liabilities	(19,676,224)		(19,676,224)		(21,883,312)
Company shareholders' equity	(21,283,067)		(21,283,067)		(10,568,990)
Total equity	(21,283,067)		(21,283,067)		(10,568,990)
Total liabilities and equity	(40,959,291)		(40,959,291)		(32,452,302)
Consolidated Statements of Comprehensive Income
Net Income			(843,630)	(1,099,181)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			6,033	1,492
Other comprehensive income (loss), net of tax			6,033	1,492
Total comprehensive income			(837,597)	(1,097,689)
Comprehensive income attributable to noncontrolling interests			(67,317)	(59,249)
Comprehensive income attributable to the Company			$ (904,914)	$ (1,156,938)